Property, plant and equipment and intangible assets (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment and intangible assets [abstract]
Property, plant and equipment [text block]
(in USD million)	Property, plant and equipment	Intangible assets

Balance at 31 December 2018	65,262	9,672
Implementation of IFRS 16 Leases1)	3,992	0
Opening balance per 1 January 2019	69,254	9,672
Additions through business combinations	191	530
Additions	6,194	1,168
Transfers	99	(99)
Disposals and reclassifications	(44)	(297)
Expensed exploration expenditures and impairment losses	-	(23)
Depreciation, amortisation and net impairment losses	(4,411)	(10)
Effect of foreign currency translation adjustments	701	34

Balance at 30 June 2019	71,984	10,976

1) See note 8 Changes in accounting policies 2019

Impairments [text block]
First half 2019	Property, plant and equipment	Intangible assets	Total
(in USD million)

Producing and development assets	(114)	0	(114)
Acquisition costs related to oil and gas prospects	-	3	3

Total net impairment losses (reversals) recognised	(114)	3	(111)